Mining concessions, development costs, right-of-use assets, property, plant and equipment, net - Net assets for right in use (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows	5.25
Pre-tax discount rate applied to the pre-tax cash flows	8.09%
Book Value Of Assets Under Finance Lease	$ 187,800,000		$ 313,300,000
Acquisition Of Assets Under Lease		$ 0	0
Capitalized finance costs		0	0
Right-of-use assets	7,178,000	6,185,000
Additions to right-of-use assets	6,200,000	3,700,000
Disposal of right of use assets	1,300,000	10,900,000
Reversal of Impairment loss of long-lived assets, note 11(b)	2,083,000	(2,083,000)	5,693,000
Write-off of stripping activity asset	11,633,000	0	0
Impairment loss				$ 0
Buildings and other constructions
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets	3,370,000	4,602,000
Transportation units
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets	3,330,000	1,112,000
Machinery and equipment
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets	$ 478,000	471,000
El Brocal
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows	7.91
Pre-tax discount rate applied to the pre-tax cash flows	12.18%
Goodwill	$ 34,000,000
Stripping activity asset of phase 9 written off | item	1,102,117
Write-off of stripping activity asset	$ 11,633,000
Stripping activity asset of phase 9 expected to be produced	$ 3,244,000
Stripping activity asset of phase 9 | item	307,302
La Zanja mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows	5.96
Pre-tax discount rate applied to the pre-tax cash flows	9.19%
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		5,700,000
Shila-Paula mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			2,800,000
Impairment Of Long Lived Asset [Member] | La Zanja mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Reversal of Impairment loss of long-lived assets, note 11(b)			$ 5,700,000
Impairment Of Long Lived Asset [Member] | Julcani Mining Unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Provisions	$ 0
Reversal of Impairment loss of long-lived assets, note 11(b)	$ 2,100,000	$ 2,100,000